Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A
Concentration of risk
Major customer revenue percentage			21.00%
Charterer B
Concentration of risk
Major customer revenue percentage			17.00%
Charterer C
Concentration of risk
Major customer revenue percentage		12.00%	13.00%
Charterer D
Concentration of risk
Major customer revenue percentage		13.00%	10.00%
Charterer E
Concentration of risk
Major customer revenue percentage	14.00%	12.00%	14.00%
Charterer F
Concentration of risk
Major customer revenue percentage	15.00%	19.00%	12.00%
Charterer G
Concentration of risk
Major customer revenue percentage	28.00%	15.00%
Charterer H
Concentration of risk
Major customer revenue percentage	10.00%